PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Summary of Oil and Natural Gas Properties Cost and Accumulated Depletion

		Accumulated Depletion,
As at December 31, 2016		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties	$13,567,390	$(12,840,938)	$726,452
Other capital assets	106,070	(94,092)	11,978
Total PP&E	$13,673,460	$(12,935,030)	$738,430

		Accumulated Depletion,
As at December 31, 2015		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties	$13,541,670	$(12,375,083)	$1,166,587
Other capital assets	105,124	(85,438)	19,686
Total PP&E	$13,646,794	$(12,460,521)	$1,186,273